Derivative Financial Instruments	12 Months Ended
Mar. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Disclosure Detail Of Derivative Financial Instruments
21.	DERIVATIVE FINANCIAL INSTRUMENTS
The Company is party to an International Swaps and Derivatives Association, Inc. (ISDA) 2002 master agreement with an investment and financial services company to hedge the commodity price risk associated with various commodities. At March 31, 2022, Algoma entered into agreements to hedge the revenue on the sale of steel and hedge the cost of the purchase of natural gas. The credit support annex to the master agreement requires the Company to make margin payments to satisfy collateral requirements based on Market to Market (MTM) exposure of the commodity contracts in excess of US $0.25 million. At March 31, 2022, the Company made margin payments totaling $29.5 million (March 31, 2021—$49.4 million) as a cash collateral, which does not meet the offsetting criteria in IAS 32.

The commodity contracts to hedge the NYMEX price of the hot rolled coil price of steel and to hedge the NGX Union-Dawn price of natural gas are derivatives, which are designated as cash flow hedges for which hedge effectiveness is measured for the duration of the agreements and therefore carried at fair value through other comprehensive income (loss). The steel derivative contracts as at March 31, 2022 terminate over the course of the year from April 2022 to December 31, 2022. The natural gas derivative contracts expired at March 31, 2022, as such, the fair value liability for natural gas derivative contracts totaled $0.2 million for contracts expired March 31, 2022.
The fair value and notional amounts of these derivatives are as follows:

	Fair Value Liability		Notional Amounts		Average Price (USD)
			(tons, in thousands)		(per ton)
	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021	March 31, 2022	March 31, 2021

Cash flow hedges - commodity price risk
Natural gas swaps	$0.2	$—	—	—	$—	—
Steel swaps	28.6	49.4	90.0	117.0	$1,091.0	728.7

	$28.8	$49.4

The cumulative amount of gains and losses on cash flow hedging instruments assessed as effective are presented in the cash flow hedge reserve through other comprehensive income (loss) and is recognized in profit or loss only when the hedged transaction impacts the profit or loss, or is included directly in the initial cost or other carrying amount of the hedged non-financial
items (basis adjustment).
During the year ended March 31, 2022, the Company entered into an agreement to hedge the cost of natural gas that was consumed between January 1, 2022, and March 31, 2022. Management designated this hedge as a cash flow hedge, and accordingly measured the effectiveness of the hedge on a monthly basis throughout the life of the agreement. The realized loss resulting from this agreement of $2.1 million (March 31, 2021 – $1.7 million, March 31, 2020 - $2.5 million), was initially recorded in the Cash Flow Hedge Reserve in Other Comprehensive Income (Loss), and was subsequently recognized in cost of sales.
During the year ended March 31, 2022, the unrealized loss resulting from the steel hedges of $24.7 million (March 31, 2021
 - $
64.8 million), was recognized in the Cash Flow Hedge Reserve in Other Comprehensive Income (Loss). During the year ended March 31, 2022, the realized loss resulting from the steel hedge of $127.5 million (March 31, 2021
 - $
4.2 million), was subsequently reclassified from Other Comprehensive Income (Loss) and recognized in revenue.
The movements in the cash flow hedge reserve for the years ended March 31, 2022 and March 31, 2021, as a component of Accumulated other comprehensive income (loss) is as follows:

As at,	March 31, 2022	March 31, 2021	March 31, 2020
Opening balance	$64.8	$—	$—
Loss arising on changes in fair value of cash flow hedges, net of tax of $7.8 million, $16.1 million and nil, respectively	89.5	70.7	2.5
Loss reclassified to net income (loss)	(129.6)	(5.9)	(2.5)

Net unrealized (income) loss on cash flow hedges	(40.1)	64.8	—

Ending balance	$24.7	$64.8	$—